Leases - Supplemental Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Net lease cost	$ 3,200	$ 2,800
Weighted average remaining lease term (in years)	5 years 6 months	5 years 8 months 12 days
Weighted average discount rate	3.39%	3.30%
Northfield Bancorp, Inc. [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 5,859	$ 5,846	$ 6,037
Variable lease cost	4,122	3,776	3,844
Net lease cost	9,981	9,622	9,881
Cash paid for amounts included in measurement of operating lease liabilities	6,437	6,406	6,487
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 2,786	$ 2,227	$ 645
Weighted average remaining lease term (in years)	10 years 6 months 29 days	10 years 9 months 18 days	11 years 1 month 2 days
Weighted average discount rate	3.75%	3.69%	3.60%